Schedule of Supplemental Information Related to Discontinued Operation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2015	Dec. 26, 2014
Discontinued Operations and Disposal Groups [Abstract]
Depreciation and amortization	$ 1,143	$ 1,147
Capital expenditures	427	$ 535
Impairment of property and equipment	1,335
Impairment of intangible assets	$ 1,825